DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ 1,480	$ (1,801)	$ 286
Unrealized gain (loss) on forward contracts, net	(418)	159	(61)
Outstanding hedge transactions	20,816	14,994
Non-designated hedge transactions	16,023	24,593
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	903	(796)	$ (242)
Changes in fair value of derivatives not designated as hedging instrument	$ 94	$ (141)